Financial risk - Term Funding Facility (Details) - Term Funding Facility (TFF) - AUD ($) $ in Billions	Oct. 01, 2020	Sep. 30, 2020
Financial risk
Westpac's total TFF allowance		$ 19.7
Total amount drawn down		$ 17.9
Forecast
Financial risk
Supplementary allowance	$ 11.9